Equity (Defict) (Details) - Schedule of loss per share (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Loss Per Share [Abstract]
Diluted loss per share	$ (0.95)	$ (3.2)	$ (3.67)